SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial statement amounts and balances of the VIE (Details) - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Variable Interest Entity [Line Items]
Current assets	$ 5,237,465	$ 10,587,292
TOTAL ASSETS	45,785,078	12,342,594
Current liabilities	7,784,447	1,141,389
TOTAL LIABILITIES	11,167,336	1,141,389
Shareholders' equity (deficit)	17,403,259	11,201,205
Operating revenue	685,999	3,078,758	$ 5,307,891
Income (loss) from operations	(17,259,418)	671,604	2,727,679
Income (loss) before income taxes	(17,214,104)	706,050	2,663,699
Net income (loss)	(14,882,699)	429,227	1,946,883
Net cash provided by (used in) operating activities	(5,893,735)	(3,018,838)	2,036,439
Net cash provided by (used in) investing activities	(176,470)	739,084	(2,898,916)
Net cash provided by (used in) financing activities	141,983	8,741,487	755,139
VIE
Variable Interest Entity [Line Items]
Current assets	4,024,414	3,673,890
Non-current assets	5,678,024	68,375
TOTAL ASSETS	9,702,438	3,742,265
Current liabilities	7,177,506	980,364
Non-current liabilities	3,245,199
TOTAL LIABILITIES	10,422,705	980,364
Shareholders' equity (deficit)	(720,267)	2,761,901
Operating revenue	685,999
Income (loss) from operations	(6,252,688)
Income (loss) before income taxes	(6,419,521)
Net income (loss)	(6,495,785)
Net cash provided by (used in) operating activities	(487,265)
Net cash provided by (used in) investing activities	1,451,991
Net cash provided by (used in) financing activities	(734,347)
Qianhai VIE
Variable Interest Entity [Line Items]
Current assets	2,469,829	3,673,890
Non-current assets	184,740	68,375
TOTAL ASSETS	2,654,569	3,742,265
Current liabilities	1,441,148	980,364
Non-current liabilities	65,574
TOTAL LIABILITIES	1,506,722	980,364
Shareholders' equity (deficit)	1,147,847	2,761,901
Operating revenue	645,127	2,777,618	5,341,271
Income (loss) from operations	(1,471,095)	884,789	2,927,679
Income (loss) before income taxes	(1,562,037)	930,361	2,863,744
Net income (loss)	(1,562,037)	697,631	2,146,927
Net cash provided by (used in) operating activities	175,530	(3,380,071)	2,036,439
Net cash provided by (used in) investing activities	36,412	2,700,687	(2,898,916)
Net cash provided by (used in) financing activities		$ (14,626)	$ 755,139
LMG VIE
Variable Interest Entity [Line Items]
Current assets	1,554,585
Non-current assets	5,493,284
TOTAL ASSETS	7,047,869
Current liabilities	5,736,358
Non-current liabilities	3,179,625
TOTAL LIABILITIES	8,915,983
Shareholders' equity (deficit)	(1,868,114)
Operating revenue	40,872
Income (loss) from operations	(4,781,593)
Income (loss) before income taxes	(4,857,484)
Net income (loss)	(4,933,748)
Net cash provided by (used in) operating activities	(662,795)
Net cash provided by (used in) investing activities	1,415,579
Net cash provided by (used in) financing activities	$ (734,347)